Leases, Maturity analysis undiscounted finance and operating lease income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	£ 0	£ 816,000
Unearned finance income	0	(40,000)
Net investment in the lease	0	776,000
Subleasing arrangements [Abstract]
Proceeds from investment in sub-leases	549,000	378,000	£ 57,000
Less than One Year [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	720,000
One to Two Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	96,000
Two to Three Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	0
Three to Four Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	0
Four to Five Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	0	0
More than Five Years [Member]
Maturity analysis undiscounted finance lease income [Abstract]
Total undiscounted finance lease income	£ 0	£ 0